SCHEDULE OF COMMON STOCK FUTURE ISSUANCE (Details) - Ensysce Biosciences, Inc [Member]	Jun. 30, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	24,345,358
Warrant Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	18,901,290
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	4,444,068
Share-based Payment Arrangement, Option [Member] | Stock Option Available For Future Grant Under 2021 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, capital shares reserved for future issuance	1,000,000